Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investments in Associates and Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
Investments in associates and joint ventures as of December 31, 2017 and 2018 are as follows:

2017
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
					In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	1,618,868
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	21,838
YTN Co., Ltd.	Broadcasting	KOREA	21.43%		59,000	40,606
Cheongna Energy Co., Ltd.	Generating and distributing vapor and hot/cold water	KOREA	43.90%		48,353	8,337
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	13,855
Hyundai Green Power Co., Ltd.	Power generation	KOREA	29.00%		88,885	114,806
Korea Power Exchange(*5)	Management of power market and others	KOREA	100.00%		127,839	237,631
AMEC Partners Korea Ltd.(*3)	Resources development	KOREA	19.00%		707	215
Hyundai Energy Co., Ltd.(*8)	Power generation	KOREA	30.66%		71,070	—
Ecollite Co., Ltd.	Artificial light-weight aggregate	KOREA	36.10%		1,516	—
Taebaek Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,810	5,319
Taeback Guinemi Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,420	3,089
Pyeongchang Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,875	4,136
Daeryun Power Co., Ltd.(*3, 9)	Power generation	KOREA	13.13%		25,477	25,113
Changjuk Wind Power Co., Ltd.	Power generation	KOREA	30.00%		3,801	7,515
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,218
SPC Power Corporation	Power generation	PHILIPPINES	38.00%		20,635	52,283
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	649,973
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	97,410
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	29,403
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	451,831
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	116,945
Pioneer Gas Power Limited(*7)	Power generation	INDIA	38.50%		49,831	38,659
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		71,481	61,779
Hadong Mineral Fiber Co., Ltd.(*3)	Recycling fly ashes	KOREA	8.33%		50	—
Green Biomass Co., Ltd.(*11, 14)	Power generation	KOREA	8.80%		714	208
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	—
Samcheok Eco Materials Co., Ltd.(*10)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	2,067
Naepo Green Energy Co., Ltd.	Power generation	KOREA	41.67%		29,200	20,598
Goseong Green Energy Co., Ltd.(*2)	Power generation	KOREA	1.12%		2,900	2,597
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%		2,900	2,583
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		43,920	34,903
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	187
Dongducheon Dream Power Co., Ltd.	Power generation	KOREA	33.61%		111,134	53,233
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	INDIA	5.16%		9,000	—
SE Green Energy Co., Ltd.	Power generation	KOREA	47.76%		3,821	3,476
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	1,718
Jeongam Wind Power Co., Ltd.	Power generation	KOREA	40.00%		5,580	3,763
Korea Power Engineering Service Co., Ltd.	Construction and service	KOREA	29.00%		290	3,659
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		5,243	7,363
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	KOREA	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	KOREA	28.00%		2,604	1,749
Ulleungdo Natural Energy Co., Ltd.	Renewable power generation	KOREA	29.85%		8,000	6,370
Korea Nuclear Partners Co., Ltd.	Electric material agency	KOREA	29.00%	￦	290	383
Tamra Offshore Wind Power Co., Ltd.	Power generation	KOREA	27.00%		8,910	8,560
Korea Electric Power Corporation Fund(*12)	Developing electric enterprises	KOREA	98.09%		51,500	47,974
Energy Infra Asset Management Co., Ltd.(*3)	Asset management	KOREA	9.90%		297	476
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	11
YaksuESS Co., Ltd	Installing ESS related equipment	KOREA	29.00%		210	194
Nepal Water & Energy Development Company Private Limited(*15)	Construction and operation of utility plant	NEPAL	62.13%		33,577	30,498
Gwangyang Green Energy Co., Ltd.	Power generation	KOREA	20.00%		2,000	1,772
PND solar., Ltd	Power generation	KOREA	29.00%		1,250	1,250

					2,240,761	3,837,421

<Joint ventures>
KEPCO-Uhde Inc.(*6)	Power generation	KOREA	52.80%		11,355	258
Eco Biomass Energy Sdn. Bhd.(*6)	Power generation	MALAYSIA	61.53%		14,439	—
Datang Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		27,660	27,262
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		46,037	15,675
Shuweihat Asia Operation & Maintenance Company(*6)	Maintenance of utility plant	CAYMAN	55.00%		30	663
Waterbury Lake Uranium L.P.	Resources development	CANADA	35.76%		26,602	19,781
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		16,101	21,202
RES Technology AD	Power generation	BULGARIA	50.00%		15,595	14,375
KV Holdings, Inc.	Power generation	PHILIPPINES	40.00%		2,103	1,918
KEPCO SPC Power Corporation(*6)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	217,094
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	10,840
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		121,928	171,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		10,858	11,060
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	99,356
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	3,987
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%		301,910	221,153
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	6,703
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	4,346
GS Donghae Electric Power Co., Ltd.	Power generation	KOREA	34.00%		204,000	220,727
Global Trade Of Power System Co., Ltd.	Exporting products and technology of small or medium business by proxy	KOREA	29.00%		290	577
Expressway Solar-light Power Generation Co., Ltd.	Power generation	KOREA	29.00%		1,856	2,463
KODE NOVUS I LLC	Power generation	USA	50.00%		19,213	—
KODE NOVUS II LLC	Power generation	USA	50.00%		12,756	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	KOREA	49.90%		5,190	2,969
Amman Asia Electric Power Company(*6)	Power generation	JORDAN	60.00%		111,476	145,676
KAPES, Inc.(*6)	R&D	KOREA	51.00%		5,629	7,476
Dangjin Eco Power Co., Ltd.	Power generation	KOREA	34.00%		61,540	57,928
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%		3,480	4,302
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	48,118
Yeonggwangbaeksu Wind Power Co., Ltd.(*3)	Power generation	KOREA	15.00%		3,000	2,734
Nghi Son 2 Power LLC	Power generation	VIETNAM	50.00%		2,781	183
Kelar S.A(*6)	Power generation	CHILE	65.00%		77,220	67,233
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		746	1,776
Incheon New Power Co., Ltd.	Power generation	KOREA	29.00%		461	619
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%	￦	15,370	13,786
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		285	—
Barakah One Company(*13)	Power generation	UAE	18.00%		118	626
Nawah Energy Company(*13)	Operation of utility plant	UAE	18.00%		296	258
MOMENTUM	International thermonuclear experimental reactor construction management	FRANCE	33.33%		1	391
Daegu Green Power Co., Ltd.	Power generation	KOREA	29.00%		46,225	42,391
Yeonggwang Wind Power Co., Ltd.	Power generation	KOREA	41.00%		15,375	15,294
Chester Solar IV SpA(*6)	Power generation	CHILE	81.82%		1,700	1,700
Chester Solar V SpA(*6)	Power generation	CHILE	81.82%		525	525
Diego de Almagro Solar SpA(*6)	Power generation	CHILE	81.82%		2,091	2,091
South Jamaica Power Company Limited	Power generation	JAMAICA	20.00%		7,090	6,704

					1,469,978	1,493,275

					3,710,739	5,330,696

(*1)	The effective percentage of ownership is 21.57% considering treasury stocks.

(*2)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*4)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.

(*5)

The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.

(*6)

The effective percentage of ownership is more than 100%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For these reasons, the entities are classified as joint ventures.

(*7)	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.

(*8)

As of December 31, 2017, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.

(*9)	The effective percentage of ownership is 19.45% considering stock purchase options.

(*10)	The Company’s effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.

(*11)

The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee’s sales transactions is generated from the Company.

(*12)

The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.

(*13)

The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity

(*14)	The percentage of ownership decreased since the Company did not participate in the capital increase of Green Biomass Co., Ltd. during the period.

(*15)

The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. For this reason, the entity is classified as an associate.

2018
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
					In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	1,701,848
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	21,838
YTN Co., Ltd.	Broadcasting	KOREA	21.43%		59,000	40,338
Cheongna Energy Co., Ltd.	Generating and distributing vapor and hot/cold water	KOREA	43.90%		48,353	3,465
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	13,220
Hyundai Green Power Co., Ltd.	Power generation	KOREA	29.00%		88,885	127,160
Korea Power Exchange(*5)	Management of power market and others	KOREA	100.00%		127,839	251,802
AMEC Partners Korea Ltd.(*3)	Resources development	KOREA	19.00%		707	209
Hyundai Energy Co., Ltd.(*8)	Power generation	KOREA	30.66%		71,070	—
Ecollite Co., Ltd.	Artificial light-weight aggregate	KOREA	36.10%		1,516	—
Taebaek Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,810	5,665
Taeback Guinemi Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,420	2,569
Pyeongchang Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,875	5,419
Daeryun Power Co., Ltd.(*3)	Power generation	KOREA	9.34%		40,854	26,099
Changjuk Wind Power Co., Ltd.	Power generation	KOREA	30.00%		3,801	8,086
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,337
SPC Power Corporation	Power generation	PHILIPPINES	38.00%		20,635	57,558
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	647,010
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	108,628
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	31,097
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	511,646
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	114,566
Pioneer Gas Power Limited(*7)	Power generation	INDIA	38.50%		49,831	20,395
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		84,374	77,165
Hadong Mineral Fiber Co., Ltd.(*3)	Recycling fly ashes	KOREA	8.33%		50	—
Green Biomass Co., Ltd.(*10)	Power generation	KOREA	8.80%		714	115
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	365
Samcheok Eco Materials Co., Ltd.(*9)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	8,015
Naepo Green Energy Co., Ltd.	Power generation	KOREA	41.67%		29,200	—
Goseong Green Energy Co., Ltd.(*2)	Power generation	KOREA	1.12%		2,900	2,459
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%		2,900	2,495
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		72,000	67,600
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	202
Dongducheon Dream Power Co., Ltd.(*14)	Power generation	KOREA	33.61%		148,105	76,386
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	INDIA	5.16%		9,000	—
SE Green Energy Co., Ltd.	Power generation	KOREA	47.76%		3,821	3,366
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	2,002
Jeongam Wind Power Co., Ltd.	Power generation	KOREA	40.00%		5,580	4,589
Korea Power Engineering Service Co., Ltd.	Construction and service	KOREA	29.00%		290	4,333
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		5,243	12,537
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	KOREA	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	KOREA	28.00%		2,800	1,593
Ulleungdo Natural Energy Co., Ltd.	Renewable power generation	KOREA	29.85%	￦	8,000	4,628
Korea Nuclear Partners Co., Ltd.	Electric material agency	KOREA	29.00%		290	175
Tamra Offshore Wind Power Co., Ltd.	Power generation	KOREA	27.00%		8,910	10,401
Korea Electric Power Corporation Fund(*11)	Developing electric enterprises	KOREA	98.09%		51,500	47,189
Energy Infra Asset Management Co., Ltd.(*3)	Asset management	KOREA	9.90%		297	665
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	17
YaksuESS Co., Ltd	Installing ESS related equipment	KOREA	29.00%		210	460
Nepal Water & Energy Development Company Private Limited(*13)	Construction and operation of utility plant	NEPAL	57.67%		33,577	30,961
Gwangyang Green Energy Co., Ltd.	Power generation	KOREA	20.00%		2,000	1,206
PND solar., Ltd	Power generation	KOREA	29.00%		1,250	1,020
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	KOREA	19.00%		3,610	3,388
YeongGwang Yaksu Wind Electric. Co., Ltd(*2)	Power generation	KOREA	9.63%		533	533

				￦	2,338,421	4,064,820

<Joint ventures>
KEPCO-Uhde Inc.(*6)	Power generation	KOREA	52.80%	￦	11,355	188
Eco Biomass Energy Sdn. Bhd.(*6)	Power generation	MALAYSIA	61.53%		14,439	—
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		44,405	27,251
Shuweihat Asia Operation & Maintenance Company(*6)	Maintenance of utility plant	CAYMAN	55.00%		30	792
Waterbury Lake Uranium L.P.	Resources development	CANADA	34.07%		26,602	19,032
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		16,101	21,379
RES Technology AD	Power generation	BULGARIA	50.00%		15,595	15,209
KV Holdings, Inc.	Power generation	PHILIPPINES	40.00%		2,103	1,918
KEPCO SPC Power Corporation(*6)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	208,306
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	9,981
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		121,928	166,162
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		10,858	39,442
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	105,328
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	5,834
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%		301,910	239,632
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	7,708
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	4,761
GS Donghae Electric Power Co., Ltd.	Power generation	KOREA	34.00%		204,000	240,591
Global Trade Of Power System Co., Ltd.	Exporting products and technology of small or medium business by proxy	KOREA	29.00%		290	515
Expressway Solar-light Power Generation Co., Ltd.	Power generation	KOREA	29.00%		1,856	2,676
Daejung Offshore Wind Power Co., Ltd.	Power generation	KOREA	49.90%		5,190	2,669
Amman Asia Electric Power Company(*6)	Power generation	JORDAN	60.00%		111,476	177,357
KAPES, Inc.(*6)	R&D	KOREA	51.00%		5,629	9,079
Dangjin Eco Power Co., Ltd.	Power generation	KOREA	34.00%		61,540	19,912
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%	￦	3,480	4,860
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	42,505
Yeonggwangbaeksu Wind Power Co., Ltd.(*3)	Power generation	KOREA	15.00%		3,000	2,843
Nghi Son 2 Power LLC	Power generation	VIETNAM	50.00%		2,781	—
Kelar S.A(*6)	Power generation	CHILE	65.00%		78,060	72,824
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		746	7,081
Incheon New Power Co., Ltd.	Power generation	KOREA	29.00%		461	579
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%		15,370	16,751
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		3,191	1,632
Barakah One Company(*12)	Power generation	UAE	18.00%		118	3,807
Nawah Energy Company(*12)	Operation of utility plant	UAE	18.00%		296	274
MOMENTUM	International thermonuclear experimental reactor construction management	FRANCE	33.33%		1	582
Daegu Green Power Co., Ltd.	Power generation	KOREA	29.00%		46,225	41,110
Yeonggwang Wind Power Co., Ltd.	Power generation	KOREA	41.00%		15,375	15,304
Chester Solar IV SpA(*6)	Power generation	CHILE	81.82%		1,700	1,851
Chester Solar V SpA(*6)	Power generation	CHILE	81.82%		525	474
Diego de Almagro Solar SpA(*6)	Power generation	CHILE	81.82%		2,091	1,663
South Jamaica Power Company Limited	Power generation	JAMAICA	20.00%		16,231	16,124
Daesan Green Energy Co., Ltd.	Power generation	KOREA	35.00%		17,850	17,433
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	51,094
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	38,898
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	41,415
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	5,410
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	1,898
Laurel SpA(*6)	Power generation	CHILE	81.82%		1,222	921
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd(*3)	Power generation	AUSTRALIA	12.37%		4,095	3,940
Chile Solar JV SpA	Power generation	CHILE	50.00%		36,654	36,865
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	KOREA	46.58%		8,500	8,508
Cheong-Song Noraesan Wind Power Co., Ltd.	Power generation	KOREA	24.76%		2,073	2,073
Chester Solar I SpA(*6)	Power generation	CHILE	81.82%		1,181	1,181
Solar Philippines Calatagan Corporation	Power generation	PHILIPPINES	38.00%		47,903	47,903

					1,647,317	1,813,525

				￦	3,985,738	5,878,345

(*1)	The effective percentage of ownership is 21.57% considering treasury stocks.

(*2)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*4)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.

(*5)

The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.

(*6)

The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For this reason, the entities are classified as joint ventures.

(*7)	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.

(*8)

As of December 31, 2018, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.

(*9)	The Company’s effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.

(*10)

The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee’s sales transactions is generated from the Company.

(*11)

The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.

(*12)

The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity

(*13)

The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. For this reason, the entity is classified as an associate.

(*14)	The effective percentage of ownership is 34.01% considering redeemable convertible preferred stock.

The fair value of associates
The fair value of associates which are actively traded on an open market and have a readily available market value as of December 31, 2017 and 2018 are as follows:

Investees		2017	2018
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	38,667	33,609
Korea Gas Corporation(*)		804,195	910,980
YTN Co., Ltd.		18,855	18,900
SPC Power Corporation		72,616	72,710
PT. Bayan Resources TBK		558,267	1,017,601

(*)

The carrying amount of Korea Gas Corporation (“KOGAS”) is ￦1,701,848 million as of December 31, 2018 and management has determined that there is objective evidence of impairment. As a result of the impairment test, the Company has not recognized any impairment loss as the value in use is greater than the carrying amount. The recoverable amount of KOGAS based on its value in use is calculated by considering the long-term natural gas supply and demand programs of future cash flows approved by Ministry of Trade, Industry & Energy and the discount rate of 4.80%.

Changes in investments in associates and joint ventures
Changes in investments in associates and joint ventures for the years ended December 31, 2017 and 2018 are as follows:

2017
Investees		Beginning balance	Acquisition	Disposal	Dividends received	Share of income (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,933,877	—	—	—	(242,232)	(72,648)	(129)	1,618,868
Korea Electric Power Industrial Development Co., Ltd.		20,475	—	—	(2,061)	3,428	102	(106)	21,838
YTN Co., Ltd.		38,156	—	—	(135)	1,095	929	561	40,606
Cheongna Energy Co., Ltd.		12,373	—	—	—	(4,036)	—	—	8,337
Gangwon Wind Power Co., Ltd.		13,069	—	—	(852)	1,638	—	—	13,855
Hyundai Green Power Co., Ltd.		115,998	—	—	(8,889)	7,697	—	—	114,806
Korea Power Exchange		223,238	—	—	—	8,831	—	5,562	237,631
AMEC Partners Korea Ltd.		225	—	—	—	(10)	—	—	215
Hyundai Energy Co., Ltd.		1,031	—	—	—	(3,498)	—	2,467	—
Ecollite Co., Ltd.		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		4,750	—	—	—	569	—	—	5,319
Taeback Guinemi Wind Power Co., Ltd.		3,131	—	—	—	(42)	—	—	3,089
Pyeongchang Wind Power Co., Ltd.		3,383	—	—	—	753	—	—	4,136
Daeryun Power Co., Ltd.		29,873	—	—	—	(4,762)	—	2	25,113
Changjuk Wind Power Co., Ltd.		6,930	—	—	(111)	696	—	—	7,515
KNH Solar Co., Ltd.		2,073	—	—	—	145	—	—	2,218
SPC Power Corporation		56,818	—	—	(5,562)	4,310	(3,276)	(7)	52,283
Gemeng International Energy Co., Ltd.		680,065	—	—	(13,365)	6,953	(23,680)	—	649,973
PT. Cirebon Electric Power		96,658	—	—	(550)	10,685	2,232	(11,615)	97,410
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(1,914)	1,536	378	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(1,712)	1,407	305	—
PT Wampu Electric Power		23,188	—	—	—	9,336	—	(3,121)	29,403
PT. Bayan Resources TBK		402,667	—	—	—	34,122	14,982	60	451,831
S-Power Co., Ltd.		123,912	—	—	—	(6,982)	—	15	116,945
Pioneer Gas Power Limited		50,740	—	—	—	(11,119)	(1,238)	276	38,659
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		51,544	22,362	—	—	(4,264)	(7,863)	—	61,779
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	(31)	—	31	—
Green Biomass Co., Ltd.		47	—	—	—	(112)	—	273	208
PT. Mutiara Jawa		—	—	—	—	—	—	—	—
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		1,217	—	—	—	850	—	—	2,067
Naepo Green Energy Co., Ltd.(*2)		25,438	—	—	—	(1,400)	—	(3,440)	20,598
Goseong Green Energy Co., Ltd.		2,663	—	—	—	(66)	—	—	2,597
Gangneung Eco Power Co., Ltd.		2,646	—	—	—	(63)	—	—	2,583
Shin Pyeongtaek Power Co., Ltd.		—	43,880	—	—	(10,998)	(3,617)	5,638	34,903
Heang Bok Do Si Photovoltaic Power Co., Ltd.		181	—	—	—	6	—	—	187
DS POWER Co., Ltd.(*4)		7,190	—	—	—	(1,321)	—	(5,869)	—
Dongducheon Dream Power Co., Ltd.(*1,3)		46,876	—	—	—	(10,980)	—	17,337	53,233
KS Solar Co., Ltd.		604	—	(613)	—	—	9	—	—
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
SE Green Energy Co., Ltd.		3,525	—	—	—	(49)	—	—	3,476
Daegu Photovoltaic Co., Ltd.		1,700	—	—	(349)	367	—	—	1,718
Jeongam Wind Power Co., Ltd.		4,000	—	—	—	(237)	—	—	3,763
Korea Power Engineering Service Co., Ltd.		2,810	—	—	(191)	1,030	—	10	3,659
Busan Green Energy Co., Ltd.	￦	13,803	—	(9,320)	—	2,884	—	(4)	7,363
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,103	1,008	—	—	(362)	—	—	1,749
Ulleungdo Natural Energy Co., Ltd.		6,894	—	—	—	(524)	—	—	6,370
Korea Nuclear Partners Co., Ltd.		248	—	—	—	135	—	—	383
Tamra Offshore Wind Power Co., Ltd.		7,015	—	—	—	1,545	—	—	8,560
Korea Electric Power Corporation Fund		50,856	—	—	—	(2,171)	(711)	—	47,974
Energy Infra Asset Management Co., Ltd.		259	—	—	—	217	—	—	476
Daegu clean Energy Co., Ltd.		140	—	—	—	(129)	—	—	11
YaksuESS Co., Ltd		196	—	—	—	(2)	—	—	194
Nepal Water & Energy Development Company Private Limited		18,667	15,009	—	—	(677)	(2,501)	—	30,498
Gwangyang Green Energy Co., Ltd.		—	2,000	—	—	(228)	—	—	1,772
PND solar., Ltd		—	1,250	—	—	—	—	—	1,250

		4,092,252	85,509	(9,933)	(32,065)	(212,629)	(94,337)	8,624	3,837,421

<Joint ventures>
KEPCO-Uhde Inc.		301	—	—	—	(43)	—	—	258
Eco Biomass Energy Sdn. Bhd.		—	—	—	—	—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		28,239	—	—	(839)	840	(978)	—	27,262
Shuweihat Asia Power Investment B.V.		—	—	—	(1,707)	4,275	12,457	650	15,675
Shuweihat Asia Operation & Maintenance Company		450	—	—	(770)	1,055	(172)	100	663
Waterbury Lake Uranium L.P.		21,314	—	—	—	(23)	(949)	(561)	19,781
ASM-BG Investicii AD		21,488	—	—	(946)	(150)	810	—	21,202
RES Technology AD		13,582	—	—	—	1,053	(260)	—	14,375
KV Holdings, Inc.		2,098	—	—	—	61	(241)	—	1,918
KEPCO SPC Power Corporation		245,367	—	—	(37,443)	42,359	(33,230)	41	217,094
Canada Korea Uranium Limited partnership		—	—	—	—	—	—	—	—
Gansu Datang Yumen Wind Power Co., Ltd.		12,821	—	—	—	(1,299)	(682)	—	10,840
Datang Chifeng Renewable Power Co., Ltd.		166,535	—	—	—	14,079	(9,559)	—	171,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		10,843	—	—	—	837	(620)	—	11,060
Rabigh Electricity Company		97,802	—	—	(18,112)	35,769	(15,227)	(876)	99,356
Rabigh Operation & Maintenance Company Limited		4,427	—	—	(2,130)	2,236	(546)	—	3,987
Jamaica Public Service Company Limited		249,453	—	—	—	—	(28,300)	—	221,153
KW Nuclear Components Co., Ltd.		7,133	—	—	(208)	(222)	—	—	6,703
Busan Shinho Solar Power Co., Ltd.		3,814	—	—	(63)	595	—	—	4,346
GS Donghae Electric Power Co., Ltd.		205,948	—	—	—	14,714	—	65	220,727
Global Trade Of Power System Co., Ltd.		477	—	—	—	100	—	—	577
Expressway Solar-light Power Generation Co., Ltd.		2,343	—	—	—	120	—	—	2,463
KODE NOVUS I LLC	￦	—	—	—	—	—	—	—	—
KODE NOVUS II LLC		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		3,015	200	—	—	(246)	—	—	2,969
Amman Asia Electric Power Company		153,857	—	—	(12,213)	19,957	(15,925)	—	145,676
KAPES, Inc.		4,758	—	—	—	2,752	—	(34)	7,476
Dangjin Eco Power Co., Ltd.		53,253	5,440	—	—	(752)	(3)	(10)	57,928
Honam Wind Power Co., Ltd.		4,451	—	—	(487)	338	—	—	4,302
Chun-cheon Energy Co., Ltd.		50,592	—	—	—	(2,474)	—	—	48,118
Yeonggwangbaeksu Wind Power Co., Ltd.		2,689	—	—	—	45	—	—	2,734
Nghi Son 2 Power LLC		229	993	—	—	(1,039)	—	—	183
Kelar S.A		—	73,040	—	—	(633)	(5,175)	1	67,233
PT. Tanjung Power Indonesia		1,946	—	—	—	2,112	(2,281)	(1)	1,776
Incheon New Power Co., Ltd.		563	—	—	—	56	—	—	619
Seokmun Energy Co., Ltd.		391	14,790	—	—	(1,219)	(176)	—	13,786
Daehan Wind Power PSC		16	—	—	—	(40)	22	2	—
Barakah One Company		116	—	—	—	570	(60)	—	626
Nawah Energy Company		290	—	—	—	(5)	(27)	—	258
MOMENTUM		67	—	—	—	321	3	—	391
Daegu Green Power Co., Ltd.		47,528	—	—	—	(5,133)	—	(4)	42,391
Yeonggwang Wind Power Co., Ltd.		—	15,375	—	—	(25)	(56)	—	15,294
Chester Solar IV SpA		—	1,700	—	—	—	—	—	1,700
Chester Solar V SpA		—	525	—	—	—	—	—	525
Diego de Almagro Solar SpA		—	2,091	—	—	—	—	—	2,091
South Jamaica Power Company Limited		—	7,090	—	—	—	—	(386)	6,704

		1,418,196	121,244	—	(74,918)	130,941	(101,175)	(1,013)	1,493,275

	￦	5,510,448	206,753	(9,933)	(106,983)	(81,688)	(195,512)	7,611	5,330,696

(*1)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦23,798 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2017.

(*2)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦3,440 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2017.

(*3)	‘Others’ include ￦41,170 million of assets held-for-sale (note 45).

(*4)	‘Others’ include ￦4,438 million of assets held-for-sale (note 45), and also include ￦1,439 million of available-for-sale financial assets which is reclassified due to loss of significant influence.

2018
Investees		Beginning balance	Acquisition	Disposal	Dividends received	Share of income (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,618,868	—	—	—	107,952	(24,843)	(129)	1,701,848
Korea Electric Power Industrial Development Co., Ltd.		21,838	—	—	(1,872)	2,584	(102)	(610)	21,838
YTN Co., Ltd.		40,606	—	—	(180)	545	(186)	(447)	40,338
Cheongna Energy Co., Ltd.		8,337	—	—	—	(4,872)	—	—	3,465
Gangwon Wind Power Co., Ltd.		13,855	—	—	(2,272)	1,637	—	—	13,220
Hyundai Green Power Co., Ltd.		114,806	—	—	(8,889)	21,243	—	—	127,160
Korea Power Exchange		237,631	—	—	—	16,031	—	(1,860)	251,802
AMEC Partners Korea Ltd.		215	—	—	—	(6)	—	—	209
Hyundai Energy Co., Ltd.		—	—	—	—	—	—	—	—
Ecollite Co., Ltd.		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		5,319	—	—	(196)	542	—	—	5,665
Taeback Guinemi Wind Power Co., Ltd.		3,089	—	—	—	(520)	—	—	2,569
Pyeongchang Wind Power Co., Ltd.		4,136	—	—	—	1,283	—	—	5,419
Daeryun Power Co., Ltd.(*5)		25,113	—	—	—	(189)	184	991	26,099
Changjuk Wind Power Co., Ltd.		7,515	—	—	(416)	987	—	—	8,086
KNH Solar Co., Ltd.		2,218	—	—	—	119	—	—	2,337
SPC Power Corporation		52,283	—	—	(9,549)	4,235	10,578	11	57,558
Gemeng International Energy Co., Ltd.		649,973	—	—	(11,246)	15,156	(6,873)	—	647,010
PT. Cirebon Electric Power		97,410	—	—	(4,432)	9,385	6,265	—	108,628
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	2,615	(471)	(2,144)	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	2,342	(414)	(1,928)	—
PT Wampu Electric Power		29,403	—	—	—	408	1,286	—	31,097
PT. Bayan Resources TBK		451,831	—	—	(33,651)	74,776	18,690	—	511,646
S-Power Co., Ltd.		116,945	—	—	—	(2,326)	—	(53)	114,566
Pioneer Gas Power Limited		38,659	—	—	—	(17,684)	(580)	—	20,395
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		61,779	12,893	—	—	(479)	2,972	—	77,165
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
Green Biomass Co., Ltd.		208	—	—	—	(93)	—	—	115
PT. Mutiara Jawa		—	—	—	—	349	16	—	365
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		2,067	—	—	—	5,687	—	261	8,015
Naepo Green Energy Co., Ltd.(*4)		20,598	—	—	—	(13,511)	—	(7,087)	—
Goseong Green Energy Co., Ltd.		2,597	—	—	—	(138)	—	—	2,459
Gangneung Eco Power Co., Ltd.		2,583	—	—	—	(88)	—	—	2,495
Shin Pyeongtaek Power Co., Ltd.		34,903	28,080	—	—	(2,946)	6,673	890	67,600
Heang Bok Do Si Photovoltaic Power Co., Ltd.		187	—	—	—	15	—	—	202
Dongducheon Dream Power Co., Ltd.		53,233	36,971	—	—	(13,824)	—	6	76,386
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
SE Green Energy Co., Ltd.		3,476	—	—	—	(110)	—	—	3,366
Daegu Photovoltaic Co., Ltd.		1,718	—	—	(128)	412	—	—	2,002
Jeongam Wind Power Co., Ltd.		3,763	—	—	—	826	—	—	4,589
Korea Power Engineering Service Co., Ltd.		3,659	—	—	(218)	929	—	(37)	4,333
Busan Green Energy Co., Ltd.		7,363	—	—	—	5,037	—	137	12,537
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,749	196	—	—	(352)	—	—	1,593
Ulleungdo Natural Energy Co., Ltd.	￦	6,370	—	—	—	(1,749)	—	7	4,628
Korea Nuclear Partners Co., Ltd.		383	—	—	—	(208)	—	—	175
Tamra Offshore Wind Power Co., Ltd.		8,560	—	—	—	1,841	—	—	10,401
Korea Electric Power Corporation Fund		47,974	—	—	—	(505)	(280)	—	47,189
Energy Infra Asset Management Co., Ltd.		476	—	—	—	189	—	—	665
Daegu clean Energy Co., Ltd.		11	—	—	—	6	—	—	17
YaksuESS Co., Ltd		194	—	—	—	266	—	—	460
Nepal Water & Energy Development Company Private Limited		30,498	—	—	—	(770)	1,233	—	30,961
Gwangyang Green Energy Co., Ltd.		1,772	—	—	—	(566)	—	—	1,206
PND solar., Ltd		1,250	—	—	—	(230)	—	—	1,020
Hyundai Eco Energy Co., Ltd.		—	3,610	—	—	(222)	—		3,388
YeongGwang Yaksu Wind Electric. Co., Ltd		—	533	—	—	—	—	—	533

		3,837,421	82,283	—	(73,049)	216,009	14,148	(11,992)	4,064,820

<Joint ventures>
KEPCO-Uhde Inc.		258	—	—	—	(70)	—	—	188
Eco Biomass Energy Sdn. Bhd.		—	—	—	—	—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.(*3)		27,262	—	—	—	743	1,009	(29,014)	—
Shuweihat Asia Power Investment B.V.		15,675	—	(1,632)	(499)	3,075	10,632	—	27,251
Shuweihat Asia Operation & Maintenance Company		663	—	—	(859)	946	42	—	792
Waterbury Lake Uranium L.P.		19,781	—	—	—	(3)	(746)	—	19,032
ASM-BG Investicii AD		21,202	—	—	(1,039)	2,236	(1,020)	—	21,379
RES Technology AD		14,375	—	—	—	812	22	—	15,209
KV Holdings, Inc.		1,918	—	—	(735)	772	(37)	—	1,918
KEPCO SPC Power Corporation		217,094	—	—	(41,601)	44,909	(12,092)	(4)	208,306
Gansu Datang Yumen Wind Power Co., Ltd.		10,840	—	—	—	(818)	(41)	—	9,981
Datang Chifeng Renewable Power Co., Ltd.		171,055	—	—	(18,859)	14,808	(842)	—	166,162
Datang KEPCO Chaoyang Renewable Power Co., Ltd.(*3)		11,060	—	—	—	582	(1,214)	29,014	39,442
Rabigh Electricity Company		99,356	—	—	(29,067)	13,305	22,371	(637)	105,328
Rabigh Operation & Maintenance Company Limited		3,987	—	—	(1,147)	2,820	174	—	5,834
Jamaica Public Service Company Limited		221,153	—	—	(4,472)	13,099	9,852	—	239,632
KW Nuclear Components Co., Ltd.		6,703	—	—	(208)	1,213	—	—	7,708
Busan Shinho Solar Power Co., Ltd.		4,346	—	—	(340)	755	—	—	4,761
GS Donghae Electric Power Co., Ltd.		220,727	—	—	—	20,061	—	(197)	240,591
Global Trade Of Power System Co., Ltd.		577	—	—	—	(62)	—	—	515
Expressway Solar-light Power Generation Co., Ltd.		2,463	—	—	—	213	—	—	2,676
KODE NOVUS I LLC(*1)		—	—	—	—	—	1,374	(1,374)	—
KODE NOVUS II LLC(*2)		—	—	—	—	—	810	(810)	—
Daejung Offshore Wind Power Co., Ltd.		2,969	—	—	—	(300)	—	—	2,669
Amman Asia Electric Power Company	￦	145,676	—	—	—	19,604	12,077	—	177,357
KAPES, Inc.		7,476	—	—	—	1,543	—	60	9,079
Dangjin Eco Power Co., Ltd.		57,928	—	—	—	(38,042)	(65)	91	19,912
Honam Wind Power Co., Ltd.		4,302	—	—	(348)	906	—	—	4,860
Chun-cheon Energy Co., Ltd.		48,118	—	—	—	(5,613)	—	—	42,505
Yeonggwangbaeksu Wind Power Co., Ltd.		2,734	—	—	—	109	—	—	2,843
Nghi Son 2 Power LLC		183	—	—	—	2,657	(2,840)	—	—
Kelar S.A		67,233	—	—	—	2,732	2,859	—	72,824
PT. Tanjung Power Indonesia		1,776	—	—	—	3,373	1,928	4	7,081
Incheon New Power Co., Ltd.		619	—	—	(41)	1	—	—	579
Seokmun Energy Co., Ltd.		13,786	—	—	—	2,965	—	—	16,751
Daehan Wind Power PSC		—	2,288	—	—	(1,311)	37	618	1,632
Barakah One Company		626	—	—	—	2,162	1,019	—	3,807
Nawah Energy Company		258	—	—	—	4	12	—	274
MOMENTUM		391	—	—	—	195	(4)	—	582
Daegu Green Power Co., Ltd.		42,391	—	—	—	(1,283)	—	2	41,110
Yeonggwang Wind Power Co., Ltd.		15,294	—	—	—	10	—	—	15,304
Chester Solar IV SpA		1,700	—	—	—	301	(150)	—	1,851
Chester Solar V SpA		525	—	—	—	(21)	(30)	—	474
Diego de Almagro Solar SpA		2,091	—	—	—	(299)	(129)	—	1,663
South Jamaica Power Company Limited		6,704	9,141	—	—	(184)	463	—	16,124
Daesan Green Energy Co., Ltd.		—	17,850	—	—	(417)	—	—	17,433
RE Holiday Holdings LLC		—	42,948	—	(112)	8,055	203	—	51,094
RE Pioneer Holdings LLC		—	27,891	—	(979)	11,585	401	—	38,898
RE Barren Ridge 1 Holdings LLC		—	28,021	—	(1,114)	13,994	514	—	41,415
RE Astoria 2 LandCo LLC		—	5,188	—	(504)	866	(140)	—	5,410
RE Barren Ridge LandCo LLC		—	2,187	—	(202)	(25)	(62)	—	1,898
Laurel SpA		—	1,222	—	—	(309)	8	—	921
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		—	4,095	—	—	(23)	(132)	—	3,940
Chile Solar JV SpA		—	36,654	—	—	4,453	(5,278)	1,036	36,865
Taebaek Gadeoksan Wind Power Co., Ltd.		—	8,500	—	—	8	—	—	8,508
Cheong-Song Noraesan Wind Power Co., Ltd.		—	2,073	—	—	—	—	—	2,073
Chester Solar I SpA		—	1,181	—	—	—	—	—	1,181
Solar Philippines Calatagan Corporation		—	47,903	—	—	—	—	—	47,903

		1,493,275	237,142	(1,632)	(102,126)	147,092	40,985	(1,211)	1,813,525

	￦	5,330,696	319,425	(1,632)	(175,175)	363,101	55,133	(13,203)	5,878,345

(*1)

The Company reclassified its shares of KODE NOVUS I LLC to financial assets at FVOCI during the year ended December 31, 2018 due to non-participation of capital increase that resulted in loss of significant influence.

(*2)	The Company sold all of its shares of KODE NOVUS II LLC during the year ended December 31, 2018.

(*3)	Datang Chaoyang Renewable Power Co., Ltd. was merged with Datang KEPCO Chaoyang Renewable Power Co., Ltd. during the year ended December 31, 2018.

(*4)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦7,087 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2018.

(*5)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦820 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2018.

Summary of financial information of associates and joint ventures
Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2017 and 2018 are as follows:

2017
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
<Associates>
Korea Gas Corporation	￦	37,139,439	28,999,025	22,172,305	(1,205,110)
Korea Electric Power Industrial Development Co., Ltd.		155,033	79,730	334,547	16,126
YTN Co., Ltd.		298,122	108,554	131,080	3,638
Cheongna Energy Co., Ltd.		461,958	448,535	56,533	(9,203)
Gangwon Wind Power Co., Ltd.		94,281	2,243	25,963	11,121
Hyundai Green Power Co., Ltd.		1,150,729	754,846	477,373	26,543
Korea Power Exchange		263,499	25,868	105,107	8,831
AMEC Partners Korea Ltd.		1,135	4	1	(53)
Hyundai Energy Co., Ltd.		474,939	511,486	92,992	(43,317)
Ecollite Co., Ltd.		2,052	352	—	(121)
Taebaek Wind Power Co., Ltd.		39,227	17,953	7,056	2,312
Taeback Guinemi Wind Power Co., Ltd.		12,369	12	—	(140)
Pyeongchang Wind Power Co., Ltd.		77,152	60,606	11,907	3,038
Daeryun Power Co., Ltd.		779,258	655,377	156,508	(23,978)
Changjuk Wind Power Co., Ltd.		35,794	10,745	6,981	2,317
KNH Solar Co., Ltd.		24,432	16,215	3,947	628
SPC Power Corporation		137,586	—	68,149	37,395
Gemeng International Energy Co., Ltd.		6,496,294	4,584,608	1,334,833	21,769
PT. Cirebon Electric Power		903,429	549,212	280,452	38,448
KNOC Nigerian East Oil Co., Ltd.		241,808	329,639	—	(10,754)
KNOC Nigerian West Oil Co., Ltd.		147,185	227,588	—	(9,768)
PT Wampu Electric Power		212,095	148,177	779	8,114
PT. Bayan Resources TBK		908,106	556,881	811,515	243,621
S-Power Co., Ltd.		859,633	617,224	489,042	(14,470)
Pioneer Gas Power Limited		339,271	296,898	8,215	(27,796)
Eurasia Energy Holdings		548	978	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		858,789	607,462	—	(16,677)
Hadong Mineral Fiber Co., Ltd.		203	231	—	(260)
Green Biomass Co., Ltd.		6,379	4,018	2,337	(956)
PT. Mutiara Jawa		27,098	29,670	13,574	3,455
Samcheok Eco Materials Co., Ltd.		23,729	270	15	(541)
Noeul Green Energy Co., Ltd.		127,980	120,852	43,099	2,932
Naepo Green Energy Co., Ltd.		121,375	71,945	5,696	(5,603)
Goseong Green Energy Co., Ltd.		1,081,238	841,330	—	(5,811)
Gangneung Eco Power Co., Ltd.		186,765	20,344	—	(3,407)
Shin Pyeongtaek Power Co., Ltd.		175,870	90,662	—	(4,585)
Heang Bok Do Si Photovoltaic Power Co., Ltd.		2,782	2,120	451	22
Dongducheon Dream Power Co., Ltd.		1,575,175	1,365,845	813,440	(33,740)
Jinbhuvish Power Generation Pvt. Ltd.		66,047	13,640	—	—
SE Green Energy Co., Ltd.		7,278	—	—	(103)
Daegu Photovoltaic Co., Ltd.		17,262	11,339	3,714	1,263
Jeongam Wind Power Co., Ltd.		67,427	58,019	—	(580)
Korea Power Engineering Service Co., Ltd.		15,738	3,121	22,283	3,783
Busan Green Energy Co., Ltd.	￦	193,253	167,864	34,280	9,946
Gunsan Bio Energy Co., Ltd.		9,648	16,462	—	(6,109)
Korea Electric Vehicle Charging Service		14,650	8,404	8,399	(1,295)
Ulleungdo Natural Energy Co., Ltd.		25,842	4,501	—	(1,758)
Korea Nuclear Partners Co., Ltd.		2,033	711	1,345	465
Tamra Offshore Wind Power Co., Ltd.		163,740	132,036	4,392	(191)
Korea Electric Power Corporation Fund		49,170	265	666	(2,213)
Energy Infra Asset Management Co., Ltd.		5,240	431	5,807	2,203
Daegu clean Energy Co., Ltd.		252	212	—	(460)
YaksuESS Co., Ltd		7,105	6,437	381	(6)
Nepal Water & Energy Development Company Private Limited		58,121	11,670	—	(968)
Gwangyang Green Energy Co., Ltd.		20,165	11,393	—	(1,139)
PND solar., Ltd		10,508	6,729	—	(406)

<Joint ventures>
KEPCO-Uhde Inc.		515	7	—	(86)
Eco Biomass Energy Sdn. Bhd.		—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		138,463	70,309	17,776	2,149
Shuweihat Asia Power Investment B.V.		32,001	10	—	(170)
Shuweihat Asia Operation & Maintenance Company		1,220	14	2,580	1,918
Waterbury Lake Uranium L.P.		55,563	250	—	—
ASM-BG Investicii AD		87,110	44,706	12,611	(262)
RES Technology AD		71,595	42,845	7,793	2,164
KV Holdings, Inc.		4,795	—	671	677
KEPCO SPC Power Corporation		318,911	30,222	186,725	57,364
Gansu Datang Yumen Wind Power Co., Ltd.		81,960	54,859	6,938	(3,253)
Datang Chifeng Renewable Power Co., Ltd.		762,605	334,843	113,329	35,294
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		60,913	33,264	8,442	2,094
Rabigh Electricity Company		2,364,522	1,936,403	287,105	78,948
Rabigh Operation & Maintenance Company Limited		19,992	10,025	22,668	5,668
Jamaica Public Service Company Limited		1,276,279	752,617	946,365	24,601
KW Nuclear Components Co., Ltd.		25,693	10,221	6,486	1,493
Busan Shinho Solar Power Co., Ltd.		47,959	30,573	7,984	2,383
GS Donghae Electric Power Co., Ltd.		2,179,465	1,530,266	351,814	43,180
Global Trade Of Power System Co., Ltd.		3,576	1,586	4,079	365
Expressway Solar-light Power Generation Co., Ltd.		19,143	10,651	3,018	643
KODE NOVUS I LLC		755	108,132	14	(8,117)
KODE NOVUS II LLC		292	47,683	—	(6,018)
Daejung Offshore Wind Power Co., Ltd.		6,193	243	—	(493)
Amman Asia Electric Power Company		759,114	516,174	18,034	33,514
KAPES, Inc.		70,679	56,021	129,962	5,397
Dangjin Eco Power Co., Ltd.		163,197	521	—	(2,182)
Honam Wind Power Co., Ltd.		39,675	24,951	5,961	1,166
Chun-cheon Energy Co., Ltd.		699,652	538,733	164,294	(8,145)
Yeonggwangbaeksu Wind Power Co., Ltd.	￦	94,810	76,621	11,124	297
Nghi Son 2 Power LLC		741	376	—	(2,068)
Kelar S.A		613,293	513,101	90,435	17,590
PT. Tanjung Power Indonesia		374,702	369,627	209,923	6,219
Incheon New Power Co., Ltd.		7,194	5,059	2,972	184
Seokmun Energy Co., Ltd.		247,735	200,197	35,135	(3,939)
Daehan Wind Power PSC		928	1,752	—	(904)
Barakah One Company		17,574,885	17,571,409	—	(1,358)
Nawah Energy Company		1,459	23	—	(11)
MOMENTUM		5,028	3,854	11,555	939
Daegu Green Power Co., Ltd.		602,809	531,103	256,359	(17,700)
Yeonggwang Wind Power Co., Ltd.		212,802	176,062	—	(62)
Chester Solar IV SpA		11,660	9,626	331	151
Chester Solar V SpA		2,081	1,569	—	(49)
Diego de Almagro Solar SpA		8,266	5,830	—	(103)
South Jamaica Power Company Limited		153,958	120,436	—	(755)

2018
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
<Associates>
Korea Gas Corporation(*1)	￦	39,689,692	31,186,488	26,185,038	523,480
Korea Electric Power Industrial Development Co., Ltd.		144,425	69,123	325,694	9,987
YTN Co., Ltd.		286,964	98,682	132,382	1,587
Cheongna Energy Co., Ltd.		431,234	428,921	64,594	(11,110)
Gangwon Wind Power Co., Ltd.		89,614	1,805	25,407	10,926
Hyundai Green Power Co., Ltd.		1,127,220	688,738	501,798	66,925
Korea Power Exchange		304,318	52,516	108,571	16,031
AMEC Partners Korea Ltd.		1,113	14	—	(26)
Hyundai Energy Co., Ltd.		470,818	527,590	101,998	(33,947)
Ecollite Co., Ltd.		1,944	312	—	(68)
Taebaek Wind Power Co., Ltd.		36,986	14,325	8,233	2,170
Taeback Guinemi Wind Power Co., Ltd.		10,929	653	—	(2,082)
Pyeongchang Wind Power Co., Ltd.		82,038	60,362	12,615	4,249
Daeryun Power Co., Ltd.		798,569	510,358	62,252	(4,958)
Changjuk Wind Power Co., Ltd.		33,148	6,194	7,929	3,291
KNH Solar Co., Ltd.		22,598	13,942	3,586	439
SPC Power Corporation		225,599	16,819	50,317	37,355
Gemeng International Energy Co., Ltd.		7,155,937	4,420,561	1,921,367	120,558
PT. Cirebon Electric Power		876,069	481,061	274,962	33,144
KNOC Nigerian East Oil Co., Ltd.		78,841	152,017	—	(398)
KNOC Nigerian West Oil Co., Ltd.		70,437	137,663	—	(400)
PT Wampu Electric Power		223,009	155,406	13,463	4,624
PT. Bayan Resources TBK		1,388,199	566,890	1,707,387	521,666
S-Power Co., Ltd.		825,354	588,022	551,378	(6,185)
Pioneer Gas Power Limited		311,742	316,810	—	(45,934)
Eurasia Energy Holdings		572	1,020	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	￦	1,015,013	702,187	—	(1,214)
Hadong Mineral Fiber Co., Ltd.		203	231	—	—
Green Biomass Co., Ltd.		4,411	3,107	909	(1,057)
PT. Mutiara Jawa		24,022	22,763	14,393	3,917
Samcheok Eco Materials Co., Ltd.		24,391	2,921	4,135	(1,836)
Noeul Green Energy Co., Ltd.		147,886	120,249	58,686	19,453
Naepo Green Energy Co., Ltd.		93,194	76,190	6,459	(6,623)
Goseong Green Energy Co., Ltd.		1,891,662	1,659,415	—	(7,323)
Gangneung Eco Power Co., Ltd.		813,938	651,621	—	(4,194)
Shin Pyeongtaek Power Co., Ltd.		674,100	511,582	—	682
Heang Bok Do Si Photovoltaic Power Co., Ltd.		2,630	1,915	455	52
Dongducheon Dream Power Co., Ltd.		1,512,510	1,244,178	828,430	(22,864)
Jinbhuvish Power Generation Pvt. Ltd.		63,163	13,044	—	—
SE Green Energy Co., Ltd.		7,048	—	—	(230)
Daegu Photovoltaic Co., Ltd.		16,828	9,923	3,695	1,645
Jeongam Wind Power Co., Ltd.		93,444	81,971	1,559	2,154
Korea Power Engineering Service Co., Ltd.		18,609	3,666	20,809	3,207
Busan Green Energy Co., Ltd.		195,227	151,995	77,011	17,370
Gunsan Bio Energy Co., Ltd.		8,990	20,660	—	(4,420)
Korea Electric Vehicle Charging Service		15,019	9,328	8,615	(1,056)
Ulleungdo Natural Energy Co., Ltd.		17,134	1,625	—	(5,855)
Korea Nuclear Partners Co., Ltd.		615	12	80	(707)
Tamra Offshore Wind Power Co., Ltd.		170,238	131,717	21,701	4,077
Korea Electric Power Corporation Fund		48,280	176	1,315	(649)
Energy Infra Asset Management Co., Ltd.		7,225	507	5,757	2,193
Daegu clean Energy Co., Ltd.		389	328	—	(190)
YaksuESS Co., Ltd		7,525	5,944	2,094	1,259
Nepal Water & Energy Development Company Private Limited		55,453	4,249	—	(984)
Gwangyang Green Energy Co., Ltd.		29,234	23,293	—	(2,831)
PND solar., Ltd		42,283	39,297	1,094	(795)
Hyundai Eco Energy Co., Ltd.		165,555	148,852	—	(2,193)
YeongGwang Yaksu Wind Electric. Co., Ltd		46,027	43,606	7,604	(493)

<Joint ventures>
KEPCO-Uhde Inc.		403	34	18	(139)
Eco Biomass Energy Sdn. Bhd.		—	—	—	—
Shuweihat Asia Power Investment B.V.		55,614	—	—	(187)
Shuweihat Asia Operation & Maintenance Company		1,472	31	2,391	1,719
Waterbury Lake Uranium L.P.		55,933	64	—	—
ASM-BG Investicii AD		84,924	42,166	12,745	4,406
RES Technology AD		69,609	39,192	7,879	1,567
KV Holdings, Inc.		4,795	—	8	1,257
KEPCO SPC Power Corporation		312,093	35,091	184,046	59,543
Gansu Datang Yumen Wind Power Co., Ltd.		79,354	54,402	8,323	(2,046)
Datang Chifeng Renewable Power Co., Ltd.		751,551	336,024	117,270	37,159
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		190,951	92,347	18,824	2,557
Rabigh Electricity Company		2,448,690	2,003,050	274,184	38,789
Rabigh Operation & Maintenance Company Limited	￦	26,172	11,587	26,387	7,173
Jamaica Public Service Company Limited		1,396,421	827,837	992,677	32,507
KW Nuclear Components Co., Ltd.		24,598	7,077	6,031	2,543
Busan Shinho Solar Power Co., Ltd.		45,538	26,494	7,901	3,018
GS Donghae Electric Power Co., Ltd.		2,259,129	1,551,509	787,425	58,976
Global Trade Of Power System Co., Ltd.		2,039	263	1,368	(134)
Expressway Solar-light Power Generation Co., Ltd.		18,443	9,215	2,986	692
Daejung Offshore Wind Power Co., Ltd.		6,440	1,091	—	(590)
Amman Asia Electric Power Company		792,532	496,791	23,676	32,674
KAPES, Inc.		82,494	64,691	57,047	4,710
Dangjin Eco Power Co., Ltd.		51,125	260	—	(111,789)
Honam Wind Power Co., Ltd.		43,713	27,066	7,700	3,122
Chun-cheon Energy Co., Ltd.		666,050	523,904	320,950	(19,133)
Yeonggwangbaeksu Wind Power Co., Ltd.		99,368	80,450	11,366	734
Nghi Son 2 Power LLC		477,947	561,266	144,381	8,979
Kelar S.A		626,206	518,135	87,507	8,587
PT. Tanjung Power Indonesia		505,551	485,321	109,029	9,717
Incheon New Power Co., Ltd.		6,559	4,563	2,687	3
Seokmun Energy Co., Ltd.		253,544	195,782	50,052	10,224
Daehan Wind Power PSC		33,081	29,817	—	(1,799)
Barakah One Company		21,480,187	21,459,035	—	(3,062)
Nawah Energy Company		70,386	68,864	—	—
MOMENTUM		7,476	5,730	16,933	520
Daegu Green Power Co., Ltd.		591,263	523,972	291,734	(4,424)
Yeonggwang Wind Power Co., Ltd.		255,777	219,013	—	(145)
Chester Solar IV SpA		15,307	13,114	1,415	609
Chester Solar V SpA		4,759	4,324	298	(19)
Diego de Almagro Solar SpA		21,317	19,399	78	(340)
South Jamaica Power Company Limited		294,341	213,723	—	(932)
Daesan Green Energy Co., Ltd.		52,582	2,774	—	(1,192)
RE Holiday Holdings LLC		334,742	232,553	9,451	1,319
RE Pioneer Holdings LLC		252,512	174,717	12,364	6,544
RE Barren Ridge 1 Holdings LLC		221,304	138,473	10,567	8,625
RE Astoria 2 Land Co LLC		11,030	210	619	583
RE Barren Ridge Land Co LLC		3,881	84	248	230
Laurel SpA		5,475	4,572	—	(369)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		31,958	173	—	(222)
Chile Solar JV SpA		73,740	10	73	8,906
Taebaek Gadeoksan Wind Power Co., Ltd.		18,766	499	—	18
Cheong-Song Noraesan Wind Power Co., Ltd.		8,221	24	—	—
Chester Solar I SpA		1,712	562	—	(81)
Solar Philippines Calatagan Corporation		121,650	51,219	16,689	8,732

(*1)	The profit for the year ended December 31, 2018 is net of net income attributable to non-controlling interests.

Financial information of associates and joint ventures in consolidated financial statements
Financial information of associates and joint ventures reconciled to the Company’s investments in consolidated financial statements as of December 31, 2017 and 2018 are as follows:

2017
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	8,140,414	21.57%	1,755,887	—	—	(137,019)	1,618,868
Korea Electric Power Industrial Development Co., Ltd.		75,303	29.00%	21,838	—	—	—	21,838
YTN Co., Ltd.		189,568	21.43%	40,624	—	(18)	—	40,606
Cheongna Energy Co., Ltd.		13,423	43.90%	5,893	2,584	(140)	—	8,337
Gangwon Wind Power Co., Ltd.		92,038	15.00%	13,806	—	—	49	13,855
Hyundai Green Power Co., Ltd.		395,883	29.00%	114,806	—	—	—	114,806
Korea Power Exchange		237,631	100.00%	237,631	—	—	—	237,631
AMEC Partners Korea Ltd.		1,131	19.00%	215	—	—	—	215
Hyundai Energy Co., Ltd.		(36,547)	46.30%	(16,921)	—	(1,037)	17,958	—
Ecollite Co., Ltd.		1,700	36.10%	614	—	—	(614)	—
Taebaek Wind Power Co., Ltd.		21,274	25.00%	5,319	—	—	—	5,319
Taeback Guinemi Wind Power Co., Ltd.		12,357	25.00%	3,089	—	—	—	3,089
Pyeongchang Wind Power Co., Ltd.		16,546	25.00%	4,136	—	—	—	4,136
Daeryun Power Co., Ltd.		123,881	19.45%	24,095	1,014	—	4	25,113
Changjuk Wind Power Co., Ltd.		25,049	30.00%	7,515	—	—	—	7,515
KNH Solar Co., Ltd.		8,217	27.00%	2,218	—	—	—	2,218
SPC Power Corporation		137,586	38.00%	52,283	—	—	—	52,283
Gemeng International Energy Co., Ltd.		1,911,686	34.00%	649,973	—	—	—	649,973
PT. Cirebon Electric Power		354,217	27.50%	97,410	—	—	—	97,410
KNOC Nigerian East Oil Co., Ltd.		(87,831)	14.63%	(12,850)	—	—	12,850	—
KNOC Nigerian West Oil Co., Ltd.		(80,403)	14.63%	(11,763)	—	—	11,763	—
PT Wampu Electric Power		63,918	46.00%	29,403	—	—	—	29,403
PT. Bayan Resources TBK		351,225	20.00%	70,245	482,109	—	(100,523)	451,831
S-Power Co., Ltd.		242,409	49.00%	118,780	—	(1,835)	—	116,945
Pioneer Gas Power Limited		42,373	38.50%	16,314	22,278	—	67	38,659
Eurasia Energy Holdings		(430)	40.00%	(172)	—	—	172	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		251,327	25.00%	62,832	74	(838)	(289)	61,779
Hadong Mineral Fiber Co., Ltd.		(28)	8.33%	(2)	—	—	2	—
Green Biomass Co., Ltd.		2,361	8.80%	208	—	—	—	208
PT. Mutiara Jawa		(2,572)	29.00%	(746)	—	—	746	—
Samcheok Eco Materials Co., Ltd.		23,459	2.35%	551	—	—	(551)	—
Noeul Green Energy Co., Ltd.		7,128	29.00%	2,067	—	—	—	2,067
Naepo Green Energy Co., Ltd.		49,430	41.67%	20,598	—	—	—	20,598
Goseong Green Energy Co., Ltd.		239,908	1.12%	2,676	—	(79)	—	2,597
Gangneung Eco Power Co., Ltd.		166,421	1.61%	2,681	—	(98)	—	2,583
Shin Pyeongtaek Power Co., Ltd.		85,208	40.00%	34,083	7,808	(6,988)	—	34,903
Heang Bok Do Si Photovoltaic Power Co., Ltd.		662	28.00%	185	—	—	2	187
Dongducheon Dream Power Co., Ltd.		209,330	33.61%	70,356	—	(4,409)	(12,714)	53,233
Jinbhuvish Power Generation Pvt. Ltd.		52,407	5.16%	2,704	—	—	(2,704)	—
SE Green Energy Co., Ltd.		7,278	47.76%	3,476	—	—	—	3,476
Daegu Photovoltaic Co., Ltd.		5,923	29.00%	1,718	—	—	—	1,718
Jeongam Wind Power Co., Ltd.		9,408	40.00%	3,763	—	—	—	3,763
Korea Power Engineering Service Co., Ltd.		12,617	29.00%	3,659	—	—	—	3,659
Busan Green Energy Co., Ltd.		25,389	29.00%	7,363	—	—	—	7,363
Gunsan Bio Energy Co., Ltd.		(6,814)	18.87%	(1,286)	—	—	1,286	—
Korea Electric Vehicle Charging Service		6,246	28.00%	1,749	—	—	—	1,749
Ulleungdo Natural Energy Co., Ltd.		21,341	29.85%	6,370	—	—	—	6,370
Korea Nuclear Partners Co., Ltd.		1,322	29.00%	383	—	—	—	383
Tamra Offshore Wind Power Co., Ltd.		31,704	27.00%	8,560	—	—	—	8,560
Korea Electric Power Corporation Fund		48,905	98.09%	47,971	—	—	3	47,974
Energy Infra Asset Management Co., Ltd.		4,809	9.90%	476	—	—	—	476
Daegu clean Energy Co., Ltd.		40	28.00%	11	—	—	—	11
YaksuESS Co., Ltd		668	29.00%	193	—	—	1	194
Nepal Water & Energy Development Company Private Limited		46,451	62.13%	28,860	972	—	666	30,498
Gwangyang Green Energy Co., Ltd.	￦	8,772	20.00%	1,754	18	—	—	1,772
PND solar., Ltd		3,779	29.00%	1,096	154	—	—	1,250

<Joint ventures>
KEPCO-Uhde Inc.		508	50.85%	258	—	—	—	258
Eco Biomass Energy Sdn. Bhd.		—	61.53%	—	—	—	—	—
Datang Chaoyang Renewable Power Co., Ltd.		68,154	40.00%	27,262	—	—	—	27,262
Shuweihat Asia Power Investment B.V.		31,991	49.00%	15,675	—	—	—	15,675
Shuweihat Asia Operation & Maintenance Company		1,206	55.00%	663	—	—	—	663
Waterbury Lake Uranium L.P.		55,313	35.76%	19,780	—	—	1	19,781
ASM-BG Investicii AD		42,404	50.00%	21,202	—	—	—	21,202
RES Technology AD		28,750	50.00%	14,375	—	—	—	14,375
KV Holdings, Inc.		4,795	40.00%	1,918	—	—	—	1,918
KEPCO SPC Power Corporation		288,689	75.20%	217,094	—	—	—	217,094
Gansu Datang Yumen Wind Power Co., Ltd.		27,101	40.00%	10,840	—	—	—	10,840
Datang Chifeng Renewable Power Co., Ltd.		427,762	40.00%	171,105	—	—	(50)	171,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		27,649	40.00%	11,060	—	—	—	11,060
Rabigh Electricity Company		428,119	40.00%	171,248	—	(70,978)	(914)	99,356
Rabigh Operation & Maintenance Company Limited		9,967	40.00%	3,987	—	—	—	3,987
Jamaica Public Service Company Limited		523,662	40.00%	209,464	(80,161)	—	91,850	221,153
KW Nuclear Components Co., Ltd.		15,472	45.00%	6,962	—	—	(259)	6,703
Busan Shinho Solar Power Co., Ltd.		17,386	25.00%	4,346	—	—	—	4,346
GS Donghae Electric Power Co., Ltd.		649,199	34.00%	220,727	—	—	—	220,727
Global Trade Of Power System Co., Ltd.		1,990	29.00%	577	—	—	—	577
Expressway Solar-light Power Generation Co., Ltd.		8,492	29.00%	2,463	—	—	—	2,463
KODE NOVUS I LLC		(107,377)	50.00%	(53,689)	—	—	53,689	—
KODE NOVUS II LLC		(47,391)	50.00%	(23,696)	—	—	23,696	—
Daejung Offshore Wind Power Co., Ltd.		5,950	49.90%	2,969	—	—	—	2,969
Amman Asia Electric Power Company		242,940	60.00%	145,764	—	—	(88)	145,676
KAPES, Inc.		14,658	51.00%	7,476	—	—	—	7,476
Dangjin Eco Power Co., Ltd.		162,676	34.00%	55,310	2,618	—	—	57,928
Honam Wind Power Co., Ltd.		14,724	29.00%	4,270	32	—	—	4,302
Chun-cheon Energy Co., Ltd.		160,919	29.90%	48,115	3	—	—	48,118
Yeonggwangbaeksu Wind Power Co., Ltd.		18,189	15.00%	2,728	6	—	—	2,734
Nghi Son 2 Power LLC		365	50.00%	183	—	—	—	183
Kelar S.A		100,192	65.00%	65,125	2,424	—	(316)	67,233
PT. Tanjung Power Indonesia		5,075	35.00%	1,776	—	—	—	1,776
Incheon New Power Co., Ltd.		2,135	29.00%	619	—	—	—	619
Seokmun Energy Co., Ltd.		47,538	29.00%	13,786	—	—	—	13,786
Daehan Wind Power PSC		(824)	50.00%	(412)	—	—	412	—
Barakah One Company		3,476	18.00%	626	—	—	—	626
Nawah Energy Company		1,436	18.00%	258	—	—	—	258
MOMENTUM		1,174	33.33%	391	—	—	—	391
Daegu Green Power Co., Ltd.		71,706	29.00%	20,795	—	84	21,512	42,391
Yeonggwang Wind Power Co., Ltd.		36,740	41.00%	15,063	231	—	—	15,294
Chester Solar IV SpA		2,034	81.82%	1,664	—	—	36	1,700
Chester Solar V SpA		512	81.82%	419	—	—	106	525
Diego de Almagro Solar SpA		2,436	81.82%	1,993	—	—	98	2,091
South Jamaica Power Company Limited		33,522	20.00%	6,704	—	—	—	6,704

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

2018
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	8,503,204	21.57%	1,834,141	—	—	(132,293)	1,701,848
Korea Electric Power Industrial Development Co., Ltd.		75,302	29.00%	21,838	—	—	—	21,838
YTN Co., Ltd.		188,282	21.43%	40,346	—	(6)	(2)	40,338
Cheongna Energy Co., Ltd.		2,313	43.90%	1,015	2,584	(134)	—	3,465
Gangwon Wind Power Co., Ltd.		87,809	15.00%	13,171	—	—	49	13,220
Hyundai Green Power Co., Ltd.		438,482	29.00%	127,160	—	—	—	127,160
Korea Power Exchange		251,802	100.00%	251,802	—	—	—	251,802
AMEC Partners Korea Ltd.		1,099	19.00%	209	—	—	—	209
Hyundai Energy Co., Ltd.		(56,772)	46.30%	(26,285)	—	(996)	27,281	—
Ecollite Co., Ltd.		1,632	36.10%	589	—	—	(589)	—
Taebaek Wind Power Co., Ltd.		22,661	25.00%	5,665	—	—	—	5,665
Taeback Guinemi Wind Power Co., Ltd.		10,276	25.00%	2,569	—	—	—	2,569
Pyeongchang Wind Power Co., Ltd.		21,676	25.00%	5,419	—	—	—	5,419
Daeryun Power Co., Ltd.		288,211	9.34%	26,919	—	—	(820)	26,099
Changjuk Wind Power Co., Ltd.		26,954	30.00%	8,086	—	—	—	8,086
KNH Solar Co., Ltd.		8,656	27.00%	2,337	—	—	—	2,337
SPC Power Corporation		208,780	38.00%	79,336	—	—	(21,778)	57,558
Gemeng International Energy Co., Ltd.		2,735,376	34.00%	930,028	—	—	(283,018)	647,010
PT. Cirebon Electric Power		395,008	27.50%	108,628	—	—	—	108,628
KNOC Nigerian East Oil Co., Ltd.		(73,176)	14.63%	(10,706)	—	—	10,706	—
KNOC Nigerian West Oil Co., Ltd.		(67,226)	14.63%	(9,835)	—	—	9,835	—
PT Wampu Electric Power		67,603	46.00%	31,097	—	—	—	31,097
PT. Bayan Resources TBK		821,309	20.00%	164,262	423,763	—	(76,379)	511,646
S-Power Co., Ltd.		237,332	49.00%	116,293	—	(1,727)	—	114,566
Pioneer Gas Power Limited		(5,068)	38.50%	(1,951)	22,278	—	68	20,395
Eurasia Energy Holdings		(448)	40.00%	(179)	—	—	179	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		312,826	25.00%	78,207	253	(1,006)	(289)	77,165
Hadong Mineral Fiber Co., Ltd.		(28)	8.33%	(2)	—	—	2	—
Green Biomass Co., Ltd.		1,304	8.80%	115	—	—	—	115
PT. Mutiara Jawa		1,259	29.00%	365	—	—	—	365
Samcheok Eco Materials Co., Ltd.		21,470	2.35%	505	—	—	(505)	—
Noeul Green Energy Co., Ltd.		27,637	29.00%	8,015	—	—	—	8,015
Naepo Green Energy Co., Ltd.		17,004	41.67%	7,085	—	—	(7,085)	—
Goseong Green Energy Co., Ltd.		232,247	1.12%	2,590	—	(131)	—	2,459
Gangneung Eco Power Co., Ltd.		162,317	1.61%	2,615	—	(120)	—	2,495
Shin Pyeongtaek Power Co., Ltd.		162,518	40.00%	65,007	12,800	(10,207)	—	67,600
Heang Bok Do Si Photovoltaic Power Co., Ltd.		715	28.00%	200	—	—	2	202
Dongducheon Dream Power Co., Ltd.		268,332	34.01%	91,260	1,757	(4,049)	(12,582)	76,386
Jinbhuvish Power Generation Pvt. Ltd.		50,119	5.16%	2,586	—	—	(2,586)	—
SE Green Energy Co., Ltd.		7,048	47.76%	3,366	—	—	—	3,366
Daegu Photovoltaic Co., Ltd.		6,905	29.00%	2,002	—	—	—	2,002
Jeongam Wind Power Co., Ltd.		11,473	40.00%	4,589	—	—	—	4,589
Korea Power Engineering Service Co., Ltd.		14,943	29.00%	4,333	—	—	—	4,333
Busan Green Energy Co., Ltd.		43,232	29.00%	12,537	—	—	—	12,537
Gunsan Bio Energy Co., Ltd.		(11,670)	18.87%	(2,202)	—	—	2,202	—
Korea Electric Vehicle Charging Service		5,691	28.00%	1,593	—	—	—	1,593
Ulleungdo Natural Energy Co., Ltd.		15,509	29.85%	4,629	—	—	(1)	4,628
Korea Nuclear Partners Co., Ltd.		603	29.00%	175	—	—	—	175
Tamra Offshore Wind Power Co., Ltd.		38,521	27.00%	10,401	—	—	—	10,401
Korea Electric Power Corporation Fund		48,104	98.09%	47,185	—	—	4	47,189
Energy Infra Asset Management Co., Ltd.		6,718	9.90%	665	—	—	—	665
Daegu clean Energy Co., Ltd.		61	28.00%	17	—	—	—	17
YaksuESS Co., Ltd		1,581	29.00%	458	—	—	2	460
Nepal Water & Energy Development Company Private Limited		51,204	57.67%	29,529	972	—	460	30,961
Gwangyang Green Energy Co., Ltd.		5,941	20.00%	1,188	18	—	—	1,206
PND solar., Ltd		2,986	29.00%	866	154	—	—	1,020
Hyundai Eco Energy Co., Ltd.		16,703	19.00%	3,174	214	—	—	3,388
YeongGwang Yaksu Wind Electric. Co., Ltd		2,421	9.63%	233	300	—	—	533
<Joint ventures>
KEPCO-Uhde Inc.	￦	369	50.85%	188	—	—	—	188
Eco Biomass Energy Sdn. Bhd.		—	61.53%	—	—	—	—	—
Shuweihat Asia Power Investment B.V.		55,614	49.00%	27,251	—	—	—	27,251
Shuweihat Asia Operation & Maintenance Company		1,441	55.00%	793	—	—	(1)	792
Waterbury Lake Uranium L.P.		55,869	34.07%	19,032	—	—	—	19,032
ASM-BG Investicii AD		42,758	50.00%	21,379	—	—	—	21,379
RES Technology AD		30,417	50.00%	15,209	—	—	—	15,209
KV Holdings, Inc.		4,795	40.00%	1,918	—	—	—	1,918
KEPCO SPC Power Corporation		277,002	75.20%	208,306	—	—	—	208,306
Gansu Datang Yumen Wind Power Co., Ltd.		24,952	40.00%	9,981	—	—	—	9,981
Datang Chifeng Renewable Power Co., Ltd.		415,527	40.00%	166,211	—	—	(49)	166,162
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		98,604	40.00%	39,442	—	—	—	39,442
Rabigh Electricity Company		445,640	40.00%	178,256	—	(70,977)	(1,951)	105,328
Rabigh Operation & Maintenance Company Limited		14,585	40.00%	5,834	—	—	—	5,834
Jamaica Public Service Company Limited		568,584	40.00%	227,434	(80,161)	—	92,359	239,632
KW Nuclear Components Co., Ltd.		17,521	45.00%	7,884	—	—	(176)	7,708
Busan Shinho Solar Power Co., Ltd.		19,044	25.00%	4,761	—	—	—	4,761
GS Donghae Electric Power Co., Ltd.		707,620	34.00%	240,591	—	—	—	240,591
Global Trade Of Power System Co., Ltd.		1,776	29.00%	515	—	—	—	515
Expressway Solar-light Power Generation Co., Ltd.		9,228	29.00%	2,676	—	—	—	2,676
Daejung Offshore Wind Power Co., Ltd.		5,349	49.90%	2,669	—	—	—	2,669
Amman Asia Electric Power Company		295,741	60.00%	177,445	—	—	(88)	177,357
KAPES, Inc.		17,803	51.00%	9,079	—	—	—	9,079
Dangjin Eco Power Co., Ltd.		50,865	34.00%	17,294	2,618	—	—	19,912
Honam Wind Power Co., Ltd.		16,647	29.00%	4,828	32	—	—	4,860
Chun-cheon Energy Co., Ltd.		142,146	29.90%	42,502	3	—	—	42,505
Yeonggwangbaeksu Wind Power Co., Ltd.		18,918	15.00%	2,837	6	—	—	2,843
Nghi Son 2 Power LLC		(83,319)	50.00%	(41,660)	—	—	41,660	—
Kelar S.A		108,071	65.00%	70,246	2,470	—	108	72,824
PT. Tanjung Power Indonesia		20,230	35.00%	7,081	—	—	—	7,081
Incheon New Power Co., Ltd.		1,996	29.00%	579	—	—	—	579
Seokmun Energy Co., Ltd.		57,762	29.00%	16,751	—	—	—	16,751
Daehan Wind Power PSC		3,264	50.00%	1,632	—	—	—	1,632
Barakah One Company		21,152	18.00%	3,807	—	—	—	3,807
Nawah Energy Company		1,522	18.00%	274	—	—	—	274
MOMENTUM		1,746	33.33%	582	—	—	—	582
Daegu Green Power Co., Ltd.		67,291	29.00%	19,514	84	—	21,512	41,110
Yeonggwang Wind Power Co., Ltd.		36,764	41.00%	15,074	230	—	—	15,304
Chester Solar IV SpA		2,193	81.82%	1,794	57	—	—	1,851
Chester Solar V SpA		435	81.82%	356	118	—	—	474
Diego de Almagro Solar SpA		1,918	81.82%	1,569	94	—	—	1,663
South Jamaica Power Company Limited		80,618	20.00%	16,124	—	—	—	16,124
Daesan Green Energy Co., Ltd.		49,808	35.00%	17,433	—	—	—	17,433
RE Holiday Holdings LLC		102,189	50.00%	51,094	—	—	—	51,094
RE Pioneer Holdings LLC		77,795	50.00%	38,898	—	—	—	38,898
RE Barren Ridge 1 Holdings LLC		82,831	50.00%	41,415	—	—	—	41,415
RE Astoria 2 LandCo LLC		10,820	50.00%	5,410	—	—	—	5,410
RE Barren Ridge LandCo LLC		3,797	50.00%	1,898	—	—	—	1,898
Laurel SpA		903	81.82%	739	182	—	—	921
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		31,785	12.37%	3,931	9	—	—	3,940
Chile Solar JV SpA		73,730	50.00%	36,865	—	—	—	36,865
Taebaek Gadeoksan Wind Power Co., Ltd.		18,267	46.58%	8,508	—	—	—	8,508
Cheong-Song Noraesan Wind Power Co., Ltd.		8,197	24.76%	2,029	44	—	—	2,073
Chester Solar I SpA		1,150	81.82%	940	241	—	—	1,181
Solar Philippines Calatagan Corporation		70,431	38.00%	26,764	21,139	—	—	47,903

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

Unrecognized equity interest in investments in associates and joint ventures
As of December 31, 2017 and 2018, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2017		2018
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest
		In millions of won
Shin Pyeongtaek Power Co., Ltd.	￦	(2,537)	—	—	—
Kelar S.A		(61,309)	—	—	—
Hadong Mineral Fiber Co., Ltd.		(3)	2	—	2
PT. Mutiara Jawa		(1,159)	746	(746)	—
Eurasia Energy Holdings		(22)	172	7	179
KODE NOVUS I LLC		8,706	53,689	—	—
KODE NOVUS II LLC		181	23,696	—	—
Gunsan Bio Energy Co., Ltd.		1,154	1,286	916	2,202
Daehan Wind Power PSC		412	412	(412)	—
Hyundai Energy Co., Ltd.		—	—	25,841	25,841
Nghi Son 2 Power LLC		—	—	41,659	41,659
Samcheok Eco Materials Co., Ltd.		—	—	1,285	1,285

Shareholders' agreements on investments in associates and joint ventures
As of December 31, 2018, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:

(i)	Gemeng International Energy Co., Ltd.

Gemeng International Energy Co., Ltd., issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.

(ii)	Hyundai Energy Co., Ltd.

The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation (“NACF”) and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.

(iii)	Taebaek Wind Power Co., Ltd.

In case non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(iv)	Pyeongchang Wind Power Co., Ltd.

In case non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.

(v)	Jeongam Wind Power Co., Ltd.

In case non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value.

(vi)	Daejung Offshore Wind Power Co., Ltd.

In case Samsung Heavy Industries Co., Ltd., a co-participant of the joint venture agreement, decides to dispose of its shares in Daejung Offshore Wind Power Co., Ltd., the Company is obligated to acquire those shares after evaluating the economic feasibility of the facilities installed by Samsung Heavy Industries Co., Ltd.

(vii)	Hyundai Green Power Co., Ltd.

As of December 31, 2018, Hyundai Green Power Co., Ltd., an associate of the Company, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of ￦852.1 billion with Korea Development Bank and others. At a certain period in the future, the Company has call option against the financial investors (Korea Development Bank and others) and also has an obligation to purchase its shares when claimed by the financial investors. At a certain period in the future, the Company has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, “Hyundai Steel Company”), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Company.

(viii)	YeongGwang Yaksu Wind Electric. Co., Ltd

As of December 31, 2018, YeongGwang Yaksu Wind Electric. Co., Ltd, an associate of the Company, which engages in the wind power generating business, entered into a project financing agreement with a limit of ￦46.8 billion with Hanwha Life Insurance Co., Ltd. and others.

Significant restrictions on its abilities to associates or joint ventures
Significant restrictions on the Company’s abilities on associates or joint ventures are as follows:

Company	Nature and extent of any significant restrictions
Daeryun Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Changjuk Wind Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Taebaek Wind Power Co., Ltd.	Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement.

Pyeongchang Wind Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Daegu Green Power Co., Ltd.	Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.

KNH Solar Co., Ltd.	Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions.